CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
NET EARNINGS	$ 264,469	$ 327,449	$ 475,006
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Foreign currency translation adjustment	74,424	(64,380)	(104,595)
Ownership share of equity method investees' other comprehensive income (loss)	(701)	6,036	(7,513)
Defined benefit pension and postretirement plan adjustments	15,609	(5,137)	162,615
Unrealized gain (loss) on derivative contracts	4,743	(662)	(126)
Unrealized gain (loss) on available-for-sale securities	(444)	207	(211)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	93,631	(63,936)	50,170
COMPREHENSIVE INCOME	358,100	263,513	525,176
LESS: COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	72,296	46,006	61,227
COMPREHENSIVE INCOME ATTRIBUTABLE TO FLUOR CORPORATION	$ 285,804	$ 217,507	$ 463,949